Share Capital and Share Premium - Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Preferred A [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares	1,240,000	1,240,000
Balance amount		$ 1,240,000
Issued
Issued
Balance shares	1,240,000	1,240,000
Balance amount	$ 1,240,000	$ 1,240,000
Common shares convertible after 1:4 reverse share split	2,067
Common shares convertible after 1:4 reverse share split
Preferred C [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares	150,000	150,000
Balance amount		$ 1,500,000
Issued
Issued
Balance shares	150,000	150,000
Balance amount	$ 1,500,000	$ 1,500,000
Common shares convertible after 1:4 reverse share split	1,250
Common shares convertible after 1:4 reverse share split
Preferred D [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares	80,000	80,000
Balance amount		$ 3,120,000
Issued
Issued
Balance shares	80,000	80,000
Balance amount	$ 3,120,000	$ 3,120,000
Common shares convertible after 1:4 reverse share split	1,733
Common shares convertible after 1:4 reverse share split
Preferred E [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares	717,500
Balance amount
Issued		1,000,000
Issued		$ 3,000,000
Converted	(717,500)	(282,500)
Converted	$ (2,152,500)	$ (847,500)
Balance shares		717,500
Balance amount		$ 2,152,500
Common shares convertible after 1:4 reverse share split
Common shares convertible after 1:4 reverse share split
Preferred F [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares
Balance amount
Issued	69,000
Issued	$ 1,380,000
Converted	(45,000)
Converted	$ (900,000)
Balance shares	24,000
Balance amount	$ 480,000
Common shares convertible after 1:4 reverse share split	40,000
Common shares convertible after 1:4 reverse share split
Preference shares [Member]
Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock [Line Items]
Balance shares	2,187,500	1,470,000
Balance amount		$ 5,860,000
Issued	69,000	1,000,000
Issued	$ 1,380,000	$ 3,000,000
Converted	(762,500)	(282,500)
Converted	$ (3,052,500)	$ (847,500)
Balance shares	1,494,000	2,187,500
Balance amount	$ (1,672,500)	$ 8,012,500
Common shares convertible after 1:4 reverse share split	45,050
Common shares convertible after 1:4 reverse share split